Consolidated statement of changes in equity - USD ($) $ in Millions		Total		IFRS 16 [Member]	IFRS 15 [Member]	IFRS 9 [Member]	Share Capital [Member]	Share Capital [Member] IFRS 16 [Member]	Share Capital [Member] IFRS 15 [Member]	Share Capital [Member] IFRS 9 [Member]	Share Premium Account [Member]	Share Premium Account [Member] IFRS 16 [Member]	Share Premium Account [Member] IFRS 15 [Member]	Share Premium Account [Member] IFRS 9 [Member]	Retained Earnings [Member]	Retained Earnings [Member] IFRS 16 [Member]	Retained Earnings [Member] IFRS 15 [Member]	Retained Earnings [Member] IFRS 9 [Member]	Foreign Currency Translation Reserve [Member]	Foreign Currency Translation Reserve [Member] IFRS 16 [Member]	Foreign Currency Translation Reserve [Member] IFRS 15 [Member]	Foreign Currency Translation Reserve [Member] IFRS 9 [Member]	Capital Redemption Reserves [Member]	Capital Redemption Reserves [Member] IFRS 16 [Member]	Capital Redemption Reserves [Member] IFRS 15 [Member]	Capital Redemption Reserves [Member] IFRS 9 [Member]	Hedging Reserve [Member]	Hedging Reserve [Member] IFRS 16 [Member]	Hedging Reserve [Member] IFRS 15 [Member]	Hedging Reserve [Member] IFRS 9 [Member]	Merger Reserve [Member]	Merger Reserve [Member] IFRS 16 [Member]	Merger Reserve [Member] IFRS 15 [Member]	Merger Reserve [Member] IFRS 9 [Member]	Total Equity Attributable to Owners of the Parent [Member]	Total Equity Attributable to Owners of the Parent [Member] IFRS 16 [Member]	Total Equity Attributable to Owners of the Parent [Member] IFRS 15 [Member]	Total Equity Attributable to Owners of the Parent [Member] IFRS 9 [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] IFRS 16 [Member]	Non-controlling Interests [Member] IFRS 15 [Member]	Non-controlling Interests [Member] IFRS 9 [Member]
Beginning balance at Apr. 30, 2017	[1]	$ 1,613.5					$ 39.7				$ 192.1				$ 902.2				$ (22.9)				$ 163.4				$ 0.0				$ 338.1				$ 1,612.6				$ 0.9
Changes in equity [Abstract]
Profit (loss) for the financial period	[1]	784.1					0.0				0.0				784.0				0.0				0.0				0.0				0.0				784.0				0.1
Other comprehensive income/(expense) for the period	[1]	29.3					0.0				0.0				(11.9)				(28.8)				0.0				70.0				0.0				29.3				0.0
Total comprehensive income/(expense) for the period	[1]	813.4					0.0				0.0				772.1				(28.8)				0.0				70.0				0.0				813.3				0.1
Transactions with owners:
Dividends	[1]	(542.2)					0.0				0.0				(542.2)				0.0				0.0				0.0				0.0				(542.2)				0.0
Share options:
Issue of share capital - share options	[1]	5.8					0.2				5.6				0.0				0.0				0.0				0.0				0.0				5.8				0.0
Share-based payment charge	[1]	78.6					0.0				0.0				78.6				0.0				0.0				0.0				0.0				78.6				0.0
Current tax on share options	[1]	4.1					0.0				0.0				4.1				0.0				0.0				0.0				0.0				4.1				0.0
Deferred tax on share options	[1]	(23.7)					0.0				0.0				(23.7)				0.0				0.0				0.0				0.0				(23.7)				0.0
Acquisitions:
Shares issued to acquire HPE Software business	[1]	6,514.2					28.8				0.0				0.0				0.0				0.0				0.0				6,485.4				6,514.2				0.0
Share reorganization and buy-back:
Return of Value - share consolidation	[1]	0.0					(2.9)				0.0				0.0				0.0				2.9				0.0				0.0				0.0				0.0
Issue and redemption of B shares	[1]	(500.0)					0.0				(156.7)				(500.0)				0.0				500.0				0.0				(343.3)				(500.0)				0.0
Share buy-back	[1]	(171.7)					0.0				0.0				(171.7)				0.0				0.0				0.0				0.0				(171.7)				0.0
Reallocation of merger reserve	[1]	0.0					0.0				0.0				2,755.8				0.0				0.0				0.0				(2,755.8)				0.0				0.0
Total movements for the period	[1]	6,178.5					26.1				(151.1)				2,373.0				(28.8)				502.9				70.0				3,386.3				6,178.4				0.1
Ending balance (Revised [Member]) at Oct. 31, 2018	[2]	7,828.8					65.8				41.0				3,312.0				(51.7)				666.3				70.0				3,724.4				7,827.8				1.0
Ending balance (Impact of Adoption of IFRSs [Member]) at Oct. 31, 2018	[2]				$ 52.4	$ (15.6)			$ 0.0	$ 0.0			$ 0.0	$ 0.0			$ 52.4	$ (15.6)			$ 0.0	$ 0.0			$ 0.0	$ 0.0			$ 0.0	$ 0.0			$ 0.0	$ 0.0			$ 52.4	$ (15.6)			$ 0.0	$ 0.0
Ending balance at Oct. 31, 2018	[1],[2]	7,792.0					65.8				41.0				3,275.2				(51.7)				666.3				70.0				3,724.4				7,791.0				1.0
Changes in equity [Abstract]
Profit (loss) for the financial period	[2]	1,469.1					0.0				0.0				1,468.8				0.0				0.0				0.0				0.0				1,468.8				0.3
Other comprehensive income/(expense) for the period	[2]	(306.0)					0.0				0.0				4.0				(210.4)				0.0				(99.6)				0.0				(306.0)				0.0
Total comprehensive income/(expense) for the period	[2]	1,163.1					0.0				0.0				1,472.8				(210.4)				0.0				(99.6)				0.0				1,162.8				0.3
Transactions with owners:
Dividends	[2]	(439.2)					0.0				0.0				(439.2)				0.0				0.0				0.0				0.0				(439.2)				0.0
Share options:
Issue of share capital - share options	[2]	(0.7)					0.1				3.0				(3.8)				0.0				0.0				0.0				0.0				(0.7)				0.0
Share-based payment charge	[2]	64.5					0.0				0.0				64.5				0.0				0.0				0.0				0.0				64.5				0.0
Current tax on share options	[2]	13.1					0.0				0.0				13.1				0.0				0.0				0.0				0.0				13.1				0.0
Deferred tax on share options	[2]	(7.6)					0.0				0.0				(7.6)				0.0				0.0				0.0				0.0				(7.6)				0.0
Share reorganization and buy-back:
Return of Value - share consolidation	[2]	0.0					(18.7)				0.0				0.0				0.0				18.7				0.0				0.0				0.0				0.0
Expenses relating to Return of Value	[2]	(1.0)					0.0				0.0				(1.0)				0.0				0.0				0.0				0.0				(1.0)				0.0
Issue and redemption of B shares	[2]	(1,800.0)					0.0				0.0				(1,800.0)				0.0				1,800.0				0.0				(1,800.0)				(1,800.0)				0.0
Share buy-back	[2]	(544.7)					0.0				0.0				(544.7)				0.0				0.0				0.0				0.0				(544.7)				0.0
Reallocation of merger reserve	[2]	0.0					0.0				0.0				184.6				0.0				0.0				0.0				(184.6)				0.0				0.0
Total movements for the period	[2]	(1,552.5)					(18.6)				3.0				(1,061.3)				(210.4)				1,818.7				(99.6)				(1,984.6)				(1,552.8)				0.3
Ending balance (Revised [Member]) at Oct. 31, 2019		6,267.9					47.2				44.0				2,242.3				(262.1)				2,485.0				(29.6)				1,739.8				6,266.6				1.3
Ending balance (Impact of Adoption of IFRSs [Member]) at Oct. 31, 2019				$ (8.4)				$ 0.0				$ 0.0				$ (8.4)				$ 0.0				$ 0.0				$ 0.0				$ 0.0				$ (8.4)				$ 0.0
Ending balance at Oct. 31, 2019	[2]	6,276.3	[3]				47.2				44.0				2,250.7				(262.1)				2,485.0				(29.6)				1,739.8				6,275.0				1.3
Changes in equity [Abstract]
Profit (loss) for the financial period		(2,969.5)					0.0				0.0				(2,969.5)				0.0				0.0				0.0				0.0				(2,969.5)				0.0
Other comprehensive income/(expense) for the period		(103.1)					0.0				0.0				(5.0)				(64.6)				0.0				(33.5)				0.0				(103.1)				0.0
Total comprehensive income/(expense) for the period		(3,072.6)					0.0				0.0				(2,974.5)				(64.6)				0.0				(33.5)				0.0				(3,072.6)				0.0
Share options:
Issue of share capital - share options		2.9					0.1				2.5				0.3				0.0				0.0				0.0				0.0				2.9				0.0
Share-based payment charge		18.3					0.0				0.0				18.3				0.0				0.0				0.0				0.0				18.3				0.0
Current tax on share options		0.1					0.0				0.0				0.1				0.0				0.0				0.0				0.0				0.1				0.0
Deferred tax on share options		(1.5)					0.0				0.0				(1.5)				0.0				0.0				0.0				0.0				(1.5)				0.0
Share reorganization and buy-back:
Issue and redemption of B shares											0.0
Purchase of remaining non-controlling interest		0.0					0.0				0.0				1.3				0.0				0.0				0.0				0.0				1.3				(1.3)
Reallocation of merger reserve		0.0					0.0				0.0				(27.6)				0.0				0.0				0.0				27.6				0.0				0.0
Total movements for the period		(3,052.8)					0.1				2.5				(2,983.6)				(64.6)				0.0				(33.5)				27.6				(3,051.5)				(1.3)
Ending balance at Oct. 31, 2020		$ 3,215.1					$ 47.3				$ 46.5				$ (741.3)				$ (326.7)				$ 2,485.0				$ (63.1)				$ 1,767.4				$ 3,215.1				$ 0.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[3]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.